Deferred Revenue and Performance Obligations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Stock Option Plans and Agreements
Remaining non-cancelable performance obligations	$ 704,000		$ 704,000
Revenue recognized	$ 136,100	$ 132,800	$ 278,300	$ 210,300	$ 500,000	$ 320,000